Corporation Information and Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

As of June 30, 2012, the Company's subsidiaries consisted of the following entities:

Name	Place of incorporation

Agria Biotech Science & Technology Co., Ltd	PRC
Agria Group Ltd	BVI
China Victory	Hong Kong
Agria Brother	PRC
Agria Biotech Overseas Ltd ("Agria Overseas")	Hong Kong
Southrich Limited ("Agria Asia Investment Ltd.")	BVI
Agria (Singapore) Pte. Ltd ("Agria Singapore")	BVI
Agria Corporation (New Zealand) Ltd ("Agria New Zealand")	New Zealand
PGG Wrightson Limited ("PGW")	New Zealand
Agriculture New Zealand Limited	New Zealand
Agri-Feeds Limited	New Zealand
AgriTech South America Limited (formerly PGG Wrightson Investments Limited)	New Zealand
Grasslands Innovation Limited	New Zealand
PGG Wrightson Consortia Research Limited	New Zealand
PGG Wrightson Employee Benefits Plan Trustee Limited	New Zealand
PGW AgriTech Holdings Limited	New Zealand
PGW Rural Capital Limited	New Zealand
PGW AgriTech New Zealand Limited	New Zealand
AgriServices South America Limited	New Zealand
PGG Wrightson Real Estate Limited	New Zealand
PGG Wrightson Seeds Limited	New Zealand
PGG Wrightson Trustee Limited	New Zealand
PGW Corporate Trustee Limited	New Zealand
Agricom Limited	New Zealand
PGG Wrightson Genomics Limited	New Zealand

PGW AgriTech Australia Pty Limited	Australia
PGG Wrightson Real Estate Australia Pty Limited	Australia
PGG Wrightson Seeds (Australia) Pty Limited	Australia
AusWest Seeds Pty Limited	Australia
Stephen Pasture Seeds Pty Limited	Australia
Juzay S.A.	Uruguay
Wrightson Pas S.A. Limited	Uruguay
PGG Wrightson Uruguay Limited	Uruguay
PGW AgriTech South America SA	Uruguay
Hunker S.A. (t/a Rural Centre)	Uruguay
Lanelle S.A. (t/a Riegoriental)	Uruguay
Afinlux S.A. (t/a Romualdo Rodriguez)	Uruguay
Idogal S.A. (t/a Veterinaria Lasplaces)	Uruguay
Agrosan S.A.	Uruguay
Alfalfares S.R.L.	Argentina
NZ Ruralco Participacoes Ltda	Brazil

Schedule of Variable Interest Entities [Table Text Block]

As of June 30, 2012, the Company consolidates the following VIEs and their consolidated subsidiaries which comprised substantially all of the Group's operations:

Name	Place of incorporation

Guanli	PRC
Agria NKY Seeds Co., Ltd. (Formerly NKY Seeds International Co., Ltd.)*	PRC
Agria Asia International Ltd ("Agria Asia") *	Hong Kong
Agria Agricultural	PRC
Zhongyuan	PRC
Agria Hong Kong Ltd ("Agria Hong Kong") **	Hong Kong
Tianjin Beiao Seed Technology Development Co Ltd	PRC
Wuwei NKY Seeds Co., Ltd.	PRC
Shanxi Jufeng Seeds Co Ltd	PRC

*	Agria Asia and NKY are 100% owned by Guanli
**	Agria Hong Kong is 100% owned by Zhongyuan